Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (43,577)	$ (6,010)	¥ (60,667)	¥ (46,066)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation	3,545	489	5,603	3,165
Amortization of intangible assets	848	117	832	604
Provision on uncertain tax liability	260	36	1,400	2,800
Investment loss (gain)	177	24		(653)
Interest income			697	2,196
Allowance for deferred tax assets	15,625	2,155	3,775	230
Amortization of right-of-use assets	8,753	1,207	13,636	9,868
Gain on disposal of subsidiaries	(13,737)	(1,894)		(1,237)
Discontinued operations of Baoying				(8)
Loss on disposal of property, plant and equipment	2,951	407
Changes in operating assets and liabilities:
Accounts receivable	21,905	3,021	(4,353)	(17,830)
Other receivables and current assets	5,922	817	2,339	(7,803)
Accounts payable	(5,376)	(741)	(631)	3,262
Investor’s deposit	(110,538)	(15,244)	46,607	69,219
Other payables and accrued expenses	(6,904)	(952)	322	3,415
Advance receipts	(697)	(96)	1,500	(475)
Deferred tax assets	(8,199)	(1,131)	(6,164)	(10,910)
Income taxes payable	(1,779)	(245)	(5)	(1,762)
Amount due from related parties	2,895	399	(2,175)	(721)
Amounts due to related parties	(292)	(40)	292
Lease liabilities	(7,683)	(1,060)	(12,556)	(10,119)
Net cash used in operating activities	(135,901)	(18,741)	(9,548)	(2,825)
Cash flows from investing activities:
Proceeds from disposal of short-term investments	4,823	665		2,653
Purchase of short-term investments			(5,000)
Purchase of property and equipment	(881)	(121)	(4,741)	(8,432)
Prepaid for intangible assets	(20)	(3)	(508)	(13)
Purchase of intangible assets	(977)	(135)	(347)	(601)
Distribution of short-term loans receivable	(110,000)	(15,170)	(130,000)
Collection of short-term loans receivable	110,000	15,170	130,000	50,000
Repayment of loans from related parties				204
Proceeds from disposal of subsidiaries, net of cash deconsolidated	(7,931)	(1,094)		4,179
Net cash provided by (used in) investing activities	(4,986)	(688)	(10,596)	47,990
Cash flows from financing activities:
Net cash provided by financing activities
Net increase (decrease) in cash and cash equivalents, and restricted cash	(140,887)	(19,429)	(20,144)	45,165
Cash and cash equivalents, and restricted cash at beginning of year	313,055	43,172	332,782	288,894
Effect of exchange rate changes on cash and cash equivalents	560	77	417	(1,277)
Cash and cash equivalents, and restricted cash at end of year	172,728	23,820	313,055	332,782
Supplementary disclosure of cash flow information:
Cash paid for income taxes	4	1	5	30
Supplementary disclosure related to operating leases:
New operating lease liabilities arose from obtaining right-of-use assets	3,248	448	27,245	20,317
Change on lease liabilities arose from modification on lease terms	(3,640)	(502)	(474)	(507)
Change on lease liabilities arose from early termination of operating leases	¥ (9,435)	$ (1,301)	¥ (10,739)	¥ (1,287)